Schedule of Reconciliation of Provision for Income Taxes (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Effective Income Tax Rate Reconciliation, at State Income Tax Rate, Percent	4.35%	4.35%
Next NRG Holding Corp [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%